Average Annual Total Returns - Class K - BlackRock LifePath Dynamic 2040 Fund - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	14.23%
5 Years	11.91%
10 Years	9.21%
After Taxes on Distributions
Average Annual Return:
1 Year	12.31%
5 Years	9.11%
10 Years	6.68%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	8.59%
5 Years	8.42%
10 Years	6.51%